NON-CONTROLLING INTERESTS - Schedule of Non-Wholly Owned Subsidiaries With Material Non-Controlling Interests (Details) - Subsidiaries with material non-controlling interests - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
India REIT | BSREP I and BSREP II
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	54.00%
BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 5,016	$ 4,758
BRP Retail Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,522	$ 1,537
BSREP II PBSA Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	75.00%	75.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,043	$ 961
BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 836	$ 889
Brookfield India Real Estate Trust
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	82.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 716	$ 0
BSREP II MH Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 695	$ 998
BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 642	$ 627
BSREP II Aries Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 555	$ 425
Center Parcs UK
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 551	$ 550
Brookfield Fairfield Multifamily Value Add Fund III LP
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	70.00%	70.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 444	$ 365
BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	50.00%	50.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 379	$ 423
BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	67.00%	67.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 147	$ 323
Other
Disclosure of subsidiaries [line items]
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 3,445	$ 3,831
Bottom of range | BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	1.00%
Bottom of range | Other
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	33.00%	33.00%
Top of range | BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	100.00%
Top of range | Other
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	76.00%